UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 07/23/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: $245,807 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                           Title         CUSIP      Values    Shares   Invsmnt  Discret  Other      Voting Authority
                                        Of Class                                      Sole    Shared    Mgrs    Sole   Shared  None

ACE LTD                                   ORD        G0070K103     3,876    70,352                             70,352
Transocean Inc NEW                        SHS        G90073100     2,048    13,440                             13,440
Millicom Intl Cellular S A              SHS NEW      L6388F110       604     5,839                              5,839
Aberdeen Global Income Fund               COM        003013109       413    34,765                             34,765
Akamai Technologies Inc                   COM        00971T101     4,276   122,919                            122,919
Allergan Inc                              COM        018490102     2,162    41,533                             41,533
Apple Inc                                 COM        037833100     5,480    32,731                             32,731
BP PLC                               SPONSORED ADR   055622104       222     3,192                              3,192
Baidu Com Inc                        SPON ADR REP A  056752108     2,427     7,754                              7,754
Barclays BK PLC                      DJAIG CMDTY 36  06738C778     1,338    18,711                             18,711
Barrick Gold Corp                         COM        067901108     4,129    90,739                             90,739
Berkshire Hathaway Inc                    CL B       084670207       935       233                                233
Bldrs Index Fds Tr                   DEV MK 100 ADR  09348R201     3,106   112,830                            112,830
Bldrs Index Fds Tr                   EMER MK 50 ADR  09348R300     3,121    61,026                             61,026
CME Group Inc                             COM        12572Q105     2,010     5,244                              5,244
CTC Media Inc                             COM        12642X106     1,546    62,712                             62,712
Cameco Corp                               COM        13321L108     4,322   100,813                            100,813
Central Europe & Russia Fund              COM        153436100     2,666    50,585                             50,585
Chevron Corp                              COM        166764100       318     3,204                              3,204
China Fin Online Co Ltd              SPONSORED ADR   169379104     1,196    78,306                             78,306
China Information Sec Tech I              COM        16944F101     1,009   178,315                            178,315
Cisco Systems Inc                         COM        17275R102     3,042   130,770                            130,770
Companhia de Saneamento Basi         SPONSORED ADR   20441A102     1,377    26,925                             26,925
ConocoPhillips                            COM        20825C104     2,146    22,739                             22,739
Cninsure Inc                         SPONSORED ADR   18976M103       910    62,261                             62,261
Copart Inc                                COM        217204106     3,957    92,421                             92,421
Corrections Corp of America New         COM NEW      22025Y407     3,457   125,833                            125,833
Covance Inc                               COM        222816100     3,310    38,478                             38,478
Ctrip Com Intl Ltd                        ADR        22943F100     1,510    32,978                             32,978
Dolby Laboratories Inc                    COM        25659T107     1,233    30,588                             30,588
Eaton Vance MA Muni Income             SH BEN INT    27826E104       229    17,220                             17,220
Encana Corp                               COM        292505104     7,047    77,501                             77,501
Expeditors Intl Wash Inc                  COM        302130109     1,557    36,215                             36,215
Exxon Mobil Corp                          COM        30231G102     4,599    52,181                             52,181
FLIR Systems Inc                          COM        302445101     2,590    63,843                             63,843
First Solar Inc.                          COM        336433107     3,855    14,130                             14,130
Flowserve Corp                            COM        34354P105     1,840    13,464                             13,464
Fording Canadian Coal Trust             TR UNIT      345425102       287     3,000                              3,000
Gafisa S A                             SPONS ADR     362607301     1,766    51,395                             51,395
Garmin Ltd                                ORD        G37260109     2,355    54,975                             54,975
General Electric Co                       COM        369604103       609    22,805                             22,805
Genzyme Corp                              COM        372917104     4,066    56,567                             56,567
Gilead Sciences Inc                       COM        375558103     3,426    64,695                             64,695
Goldman Sachs Group Inc.                  COM        38141G104     1,890    10,807                             10,807
Google Inc                                CL A       38259P508     7,118    13,521                             13,521
GreenHill & Co Inc                        COM        395259104     1,944    36,085                             36,085
Harbin Electric Inc.                      COM        41145W109       863    60,736                             60,736
HDFC Bank Ltd                        ADR REPS 3 SHS  40415F101     1,235    17,229                             17,229
Harris Corp                               COM        413875105     3,805    75,359                             75,359
ITT Corp New                              COM        450911102     4,769    75,296                             75,296
Imperial Oil Ltd                        COM NEW      453038408     2,764    50,196                             50,196
IShares Silver Trust                    ISHARES      46428Q109     3,774    21,863                             21,863
IShares Inc                           MSCI BRAZIL    464286400     2,949    33,029                             33,029
IShares Inc                            MSCI JAPAN    464286848       214    17,188                             17,188
IShares Inc                          MSCI HONG KONG  464286871     4,699   277,371                            277,371
IShares Tr                           US TIPS BD FD   464287176     2,813    26,080                             26,080
IShares Tr                           LEHMAN AGG BND  464287226     9,224    91,869                             91,869
IShares Tr                           MSCI EMERG MKT  464287234     9,482    69,865                             69,865
IShares Tr                           IBOXX INV CPBD  464287242       734     7,239                              7,239
IShares Tr                           S&P LTN AM 40   464287390       266       969                                969
IShares Tr                           MSCI EAFE IDX   464287465     4,696    68,384                             68,384
IShares Tr                          S&P GLB100 INDX  464287572       622     9,017                              9,017
IShares Tr                            S&P CALI ETF   464288356       208     2,020                              2,020
IShares Tr                           S&P NATL MUN B  464288414       564     5,670                              5,670
IShares Tr                           S&P WLD EX-US   464288422       290     7,435                              7,435
IShares Tr                           MBS FIXED BDFD  464288588       647     6,391                              6,391
IShares Tr                           LEHMAN 1-3 YR   464288646       406     3,990                              3,990
IShares Tr                           US PFD STK IDX  464288687       977    24,355                             24,355
IShares Tr                           DJ BROKER-DEAL  464288794     2,772    83,109                             83,109
Itron Inc                                 COM        465741106     2,724    27,697                             27,697
Jacobs Engineering Group Inc              COM        469814107     1,784    22,105                             22,105
Manulife Financial Corp                   COM        56501R106       403    11,600                             11,600
Market Vectors ETF Tr                GOLD MINER ETF  57060U100     9,711   199,849                            199,849
Mindray Medical Intl Ltd                SPON ADR     602675100     1,848    49,515                             49,515
Moodys Corp                               COM        615369105       604    17,545                             17,545
New Oriental Ed & Tech Grp I            SPON ADR     647581107     2,569    43,967                             43,967
Nokia Corp                           SPONSORED ADR   654902204     1,875    76,532                             76,532
Nuance Communications Inc                 COM        67020Y100     1,113    71,007                             71,007
Oracle Corp                               COM        68389X105       395    18,793                             18,793
PepsiCo Inc                               COM        713448108     3,962    62,311                             62,311
Powershares ETF Trust                DYNAMIC MKT PT  73935X104       407     8,866                              8,866
Powershares DB G10 Currency Harvest  COM UT BEN INT  73935Y102       307    11,350                             11,350
Powershares DB Agriculture Fund      DB AGRICULT FD  73936B408       609    14,962                             14,962
Powershares Global ETF Trust         SOVEREIGN DEBT  73936T573     1,144    46,187                             46,187
Procter & Gamble Co                       COM        742718109       612    10,060                             10,060
Research In Motion Ltd                    COM        760975102     2,190    18,738                             18,738
Rydex ETF Trust                      S&P 500 EQ TRD  78355W106       452    10,820                             10,820
SPDR Gold Trust                         GOLD SHS     78463V107     9,845   107,717                            107,717
SPDR Index  DJ Wilshire Int'l Real   DJWS INTL REAL  78463X863       407     8,665                              8,665
SPDR Series Trust                    DB INT GVT EFT  78464A490       850    13,940                             13,940
SPDR Series Trust Lehman Int'l ETF   LEHMN INTL ETF  78464A516     1,429    25,939                             25,939
SPDR Series Trust DJ Wilshire REIT   DJWS REIT ETF   78464A607       294     4,486                              4,486
Salesforce Com Inc.                       COM        79466L302     5,064    74,226                             74,226
Sasol Ltd                            SPONSORED ADR   803866300     1,642    27,865                             27,865
Sims Group Ltd                         SPONS ADR     829160100     2,132    53,442                             53,442
Southwestern Energy Co                    COM        845467109     3,955    83,068                             83,068
Stericycle Inc                            COM        858912108     1,280    24,754                             24,754
Suntech Power Holdings Co Ltd             ADR        86800C104     1,493    39,855                             39,855
Templeton Global Income Fund              COM        880198106     1,101   124,098                            124,098
Teva Pharmaceutical Ind Ltd               ADR        881624209     1,883    41,105                             41,105
Ultimate Software Group Inc               COM        90385D107     1,798    50,455                             50,455
Vanguard Tax-Managed Fd              EUROPE PAC ETF  921943858       388     9,049                              9,049
Vanguard Index Funds                 EXTEND MKT ETF  922908652       453     9,283                              9,283
Walgreen Co                               COM        931422109       335    10,308                             10,308
WisdomTree Trust                     EMRG MKT HGHYD  97717W315       489     9,403                              9,403
WisdomTree Trust                     INDIA ERNGS FD  97717W422       290    15,953                             15,953
WisdomTree Trust                     INTL SMCAP DIV  97717W760     1,636    28,952                             28,952
WisdomTree Trust                     INTL DV TOP100  97717W786     2,983    49,964                             49,964
WisdomTree Trust                     INTL LRGCAP DV  97717W794       701    11,797                             11,797
Zhongpin Inc.                             COM        98952K107       554    44,350                             44,350